Deposits (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deposits [Abstract]
Certificate of deposit accounts	$ 250,000	$ 250,000
Deposit totaling	34,600,000	21,000,000
Brokered certificates of deposit	$ 44,000,000	$ 52,000,000